NOTE 6 – LIQUIDITY & GOING CONCERN (Details Narrative)	147 Months Ended
Jun. 30, 2021 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Negative working capital	$ 895,496
Loss since inception	$ 1,649,936